Deferred Tax Balances	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Deferred Tax Balances
NOTE 12. DEFERRED TAX BALANCES
(i) Deferred tax assets
The balance comprises temporary differences attributable to:

	Consolidated June 30, 2020 A$	Consolidated June 30, 2019 A$
Tax losses	1,508,478	2,075,951

Total deferred tax assets	1,508,478	2,075,951
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,508,478)	(2,075,951)

Net deferred tax liabilities	—	—

(ii) Deferred tax liabilities
The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Intangible assets	1,508,478	2,075,951

Total deferred tax liabilities	1,508,478	2,075,951
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,508,478)	(2,075,951)

Net deferred tax liabilities	—	—

(iii) Movements in deferred tax balances

	Tax Losses A$	Intangible Assets A$	Total A$
Movement
At June 30, 2019	2,075,951	(2,075,951)	—
(Charged)/credited
– to profit or loss	(567,473)	567,473	—

At June 30, 2020	1,508,478	(1,508,478)	—